Reconciliation of Beginning and Ending Fair Value Measurements of Level Three Contingent Earnout Arrangement Related to Acquisition (Detail) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2017	Jun. 30, 2018
Activity:
Purchase price adjustment - IPI	$ (500)
Fair Value, Inputs, Level 3 | EpiWorks and IPI
Business Acquisition Contingent Consideration [Line Items]
Balance - beginning of period		$ 5,795
Activity:
Net put option		2,233
Balance - end of period		7,429
Fair Value, Inputs, Level 3 | EpiWorks and IPI | Other Expense, (Income)
Activity:
Changes in fair value recorded in other expense (income), net		(564)
Fair Value, Inputs, Level 3 | IPI
Activity:
Purchase price adjustment - IPI		$ (35)